As filed with the Securities and Exchange Commission on November 13, 2001
                                             1933 Act Registration No. 333-63652

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. ___  [X]  Post-Effective Amendment No. 1

                             (Check Appropriate Box)
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                                MPAM FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

       Registrant's Telephone Number, including area code: (212) 922-6000

                           c/o The Dreyfus Corporation
                    200 Park Avenue, New York, New York 10166
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                              Jeff Prusnofsky, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Donald W. Smith, Esq.
                           Jennifer R. Gonzalez, Esq.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000
--------------------------------------------------------------------------------

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Title of securities being registered: MPAM class and Investor class shares of beneficial interest in the series of the Registrant designated as MPAM Small Cap Stock Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

                                MPAM FUNDS TRUST

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement contains the following papers and documents:


o     Cover Sheet

o     Contents of Registration Statement

o     Letter to Shareholders*

o     Notice of Special Meeting of Shareholders*

o     Part A - Prospectus/Proxy Statement*

o     Part B - Statement of Additional Information*

o     Part C - Other Information

o     Signature Pages

o     Exhibits


*Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-63652, on June 22, 2001 and subsequently filed in definitive form pursuant to Rule 497.

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the definitive Agreement and Plan of Reorganization (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of Dreyfus Disciplined Smallcap Stock Fund, a series of The Dreyfus/Laurel Funds, Inc., into MPAM Small Cap Stock Fund, a series of the Registrant.

                                MPAM FUNDS TRUST
                                     PART C
                                OTHER INFORMATION


Item 15.  Indemnification

(a) The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition or any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under Article 10 of the Registrant's By-Laws, PROVIDED THAT
(i) such Covered Person shall provide security for his or her undertaking, (ii) the Trust shall be insured against losses arising by reason of such Covered Person's failure to fulfill his or her undertaking, or (iii) a majority of the Trustees who are disinterested persons and who are not Interested Persons (as that term is defined in the Investment Company Act of 1940) (provided that a majority of such Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (but not a full trial-type inquiry), that there is reason to believe such Covered Person ultimately will be entitled to indemnification.

(b) As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication in a decision on the merits by a court, or by any other body before which the proceeding was brought, that such Covered Person either (i) did not act in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (ii) is liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, indemnification shall be provided if (i) approved as in the best interest of the Trust, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons and are not Interested Persons (as that term is defined in the Investment Company Act of 1940) (provided that a majority of such Trustees then in office act on the matter), upon a determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust and is not liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office, or (ii) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

(c) The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in Article 10 of the Registrant's By-Laws, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested person" is a person against whom none of the actions, suits or other proceedings in question or another action, suit, or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in Article 10 of the Registrant's By-Laws shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of such person.

(d) Notwithstanding any provisions in the Registrant's Amended and Restated Agreement and Declaration of Trust and By-Laws pertaining to indemnification, all such provisions are limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

        In the event that a claim for indemnification is asserted by a Trustee, officer or controlling person of the Trust in connection with the registered securities of the Trust, the Trust will not make such indemnification unless (i) the Trust has submitted, before a court or other body, the question of whether the person to be indemnified was liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties, and has obtained a final decision on the merits that such person was not liable by reason of such conduct or (ii) in the absence of such decision, the Trust shall have obtained a reasonable determination, based upon review of the facts, that such person was not liable by virtue of such conduct, by (a) the vote of a majority of Trustees who are neither Interested Persons as such term is defined in the Investment Company Act of 1940, nor parties to the proceeding or (b) an independent legal counsel in a written opinion.

        The Trust will not advance attorneys' fees or other expenses incurred by the person to be indemnified unless (i) the Trust shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and (ii)

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

one of the following conditions shall have occurred: (a) such person shall provide security for his undertaking, (b) the Trust shall be insured against losses arising by reason of any lawful advances or (c) a majority of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Item 16.  Exhibits

        (1) Amended and Restated Agreement and Declaration of Trust dated June 5, 2000, is incorporated herein by reference to Exhibit
                  (a) of Pre-effective Amendment No. 1 to the registration statement, SEC File No. 333-34844, filed on July 7, 2000.

        (2) By-Laws dated June 5, 2000, are incorporated herein by reference to Exhibit (b) of Pre-effective Amendment No. 1 to the registration statement, SEC File No. 333-34844, filed on July 7, 2000.

        (3)       Not Applicable.

        (4)       Agreement and Plan of Reorganization.  Filed herewith.

        (5) Instruments defining the rights of holders of Registrant's securities are incorporated herein by reference to Article III, IV, V, VI, VIII and IX of the Registrant's Amended and Restated Agreement and Declaration of Trust and Articles 9 and 11 of the Registrant's By-Laws.

        (6) Investment Advisory Agreement between MPAM Funds Trust and MPAM Advisers, a division of The Dreyfus Corporation, dated June 14, 2000, is incorporated herein by reference to Exhibit
                  (d) of Pre-effective Amendment No. 2 to the registration statement, SEC File No. 333-34844, filed on September 15, 2000.

        (7) Distribution Agreement dated June 14, 2000, is incorporated herein by reference to Exhibit (e) of Pre-effective Amendment No. 2 to the registration statement, SEC File No. 333-34844, filed on September 15, 2000.

        (8)       Not Applicable.

        (9) (a) Custodian Agreement dated as of June 14, 2000, between MPAM Funds Trust and Boston Safe Deposit and Trust Company, is incorporated herein by reference to Exhibit (g)(1) of Pre-effective Amendment No. 2 to the registration statement, SEC File No. 333-34844, filed on September 15, 2000.

                  (b) Custodian Agreement dated as of June 14, 2000, between MPAM Funds Trust and Mellon Bank, N.A., is incorporated herein by reference to Exhibit (g)(2) of Pre-effective Amendment No.

                  2 to the registration statement, SEC File No. 333-34844, filed on September 15, 2000.

        (10) (a) Rule 18f-3 Plan dated as of May 9, 2001, is incorporated herein by reference to Exhibit (n) of Post-effective Amendment No. 1 to the registration statement, SEC File No. 333-34844, filed on May 9, 2001.

        (11) Opinion and Consent of Kirkpatrick & Lockhart LLP dated June 22, 2001 is incorporated herein by reference to Exhibit (11) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number 0000898432-01-500163).

        (12) Tax Opinion and Consent of Kirkpatrick & Lockhart LLP. Filed herewith.

        (13) (a) Transfer Agent Agreement dated as of June 14, 2000 is incorporated herein by reference to Exhibit (13)(a) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number
                  0000898432-01-500163).

                  (b) Amendment to Transfer Agent Agreement effective March 6, 2001 is incorporated herein by reference to Exhibit (13)(b) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number 0000898432-01-500163).

                  (c) Form of Amended and Restated Administration Agreement is incorporated herein by reference to Exhibit (13)(c) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number
                  0000898432-01-500163).

                  (d) Fee Waiver Agreement dated June 14, 2000, is incorporated herein by reference to Exhibit (h)(3) of Pre-effective Amendment No. 2 to the registration statement, SEC File No. 333-34844, filed on September 15, 2000.

                  (e) Shareholder Services Plan dated as of May 9, 2001, is incorporated herein by reference to Exhibit (h)(4) of Post-effective Amendment No. 1 to the registration statement, SEC File No. 333-34844, filed on May 9, 2001.

        (14) Consent of KPMG LLP dated June 19, 2001 is incorporated herein by reference to Exhibit (14) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number 0000898432-01-500163).

        (15)      Not Applicable.

        (16) (a) Power of Attorney for Officers dated June 20, 2001 is incorporated herein by reference to Exhibit (16)(a) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number
                  0000898432-01-500163).

                  (b) Power of Attorney for Trustees dated June 20, 2001 is incorporated herein by reference to Exhibit (16)(b) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number
                  0000898432-01-500163).

        (17)      Not Applicable.

        Item 17.  Undertakings.

        (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

        As required by the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 12th day of November, 2001.

                                    MPAM FUNDS TRUST
                                    (Registrant)


                                    By:  /s/ David F. Lamere
                                         ---------------------------
                                         David F. Lamere*, President

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities and on the dates indicated.

    SIGNATURES                          TITLE                     DATE

/s/ David F. Lamere                 President                  November 12, 2001
---------------------------
David F. Lamere*

/s/ James Windels                   Assistant Treasurer        November 12, 2001
---------------------------
James Windels

/s/ Ronald Ross Davenport           Trustee                    November 12, 2001
---------------------------
Ronald Ross Davenport*

/s/ John L. Diederich               Trustee                    November 12, 2001
---------------------------
John L. Diederich*

/s/ Maureen D. McFalls              Trustee                    November 12, 2001
---------------------------
Maureen D. McFalls*

/s/ Patrick J. O'Connor             Trustee                    November 12, 2001
---------------------------
Patrick J. O'Connor*

/s/ Kevin C. Phelan                 Trustee                    November 12, 2001
---------------------------
Kevin C. Phelan*

/s/ Patrick J. Purcell              Trustee                    November 12, 2001
---------------------------
Patrick J. Purcell*

/s/ Thomas F. Ryan, Jr.             Trustee                    November 12, 2001
---------------------------
Thomas F. Ryan, Jr.*

*BY:    /s/ Jeff Prusnofsky
      ----------------------------------
        Jeff Prusnofsky, Attorney-in-Fact

                                  EXHIBIT INDEX


        (1) Amended and Restated Agreement and Declaration of Trust dated June 5, 2000, is incorporated herein by reference to Exhibit
                  (a) of Pre-effective Amendment No. 1 to the registration statement, SEC File No. 333-34844, filed on July 7, 2000.

        (2) By-Laws dated June 5, 2000, are incorporated herein by reference to Exhibit (b) of Pre-effective Amendment No. 1 to the registration statement, SEC File No. 333-34844, filed on July 7, 2000.

        (3)       Not Applicable.

        (4)       Agreement and Plan of Reorganization. Filed herewith.

        (5) Instruments defining the rights of holders of Registrant's securities are incorporated herein by reference to Article III, IV, V, VI, VIII and IX of the Registrant's Amended and Restated Agreement and Declaration of Trust and Articles 9 and 11 of the Registrant's By-Laws.

        (6) Investment Advisory Agreement between MPAM Funds Trust and MPAM Advisers, a division of The Dreyfus Corporation, dated June 14, 2000, is incorporated herein by reference to Exhibit
                  (d) of Pre-effective Amendment No. 2 to the registration statement, SEC File No. 333-34844, filed on September 15, 2000.

        (7) Distribution Agreement dated June 14, 2000, is incorporated herein by reference to Exhibit (e) of Pre-effective Amendment No. 2 to the registration statement, SEC File No. 333-34844, filed on September 15, 2000.

        (8)       Not Applicable.

        (9) (a) Custodian Agreement dated as of June 14, 2000, between MPAM Funds Trust and Boston Safe Deposit and Trust Company, is incorporated herein by reference to Exhibit (g)(1) of Pre-effective Amendment No. 2 to the registration statement, SEC File No. 333-34844, filed on September 15, 2000.

                  (b) Custodian Agreement dated as of June 14, 2000, between MPAM Funds Trust and Mellon Bank, N.A., is incorporated herein by reference to Exhibit (g)(2) of Pre-effective Amendment No. 2 to the registration statement, SEC File No. 333-34844, filed on September 15, 2000.

        (10) (a) Rule 18f-3 Plan dated as of May 9, 2001, is incorporated herein by reference to Exhibit (n) of Post-effective Amendment No. 1 to the registration statement, SEC File No. 333-34844, filed on May 9, 2001.

         (11) Opinion and Consent of Kirkpatrick & Lockhart LLP dated June 22, 2001 is incorporated herein by reference to Exhibit (11) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number 0000898432-01-500163).

        (12) Tax Opinion and Consent of Kirkpatrick & Lockhart LLP. Filed herewith.

        (13) (a) Transfer Agent Agreement dated as of June 14, 2000 is incorporated herein by reference to Exhibit (13)(a) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number
                  0000898432-01-500163).

                  (b) Amendment to Transfer Agent Agreement effective March 6, 2001 is incorporated herein by reference to Exhibit (13)(b) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number 0000898432-01-500163).

                  (c) Form of Amended and Restated Administration Agreement is incorporated herein by reference to Exhibit (13)(c) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number
                  0000898432-01-500163).

                  (d) Fee Waiver Agreement dated June 14, 2000, is incorporated herein by reference to Exhibit (h)(3) of Pre-effective Amendment No. 2 to the registration statement, SEC File No. 333-34844, filed on September 15, 2000.

                  (e) Shareholder Services Plan dated as of May 9, 2001, is incorporated herein by reference to Exhibit (h)(4) of Post-effective Amendment No. 1 to the registration statement, SEC File No. 333-34844, filed on May 9, 2001.

        (14) Consent of KPMG LLP dated June 19, 2001 is incorporated herein by reference to Exhibit (14) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number 0000898432-01-500163).

        (15)      Not Applicable.

        (16) (a) Power of Attorney for Officers dated June 20, 2001 is incorporated herein by reference to Exhibit (16)(a) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number
                  0000898432-01-500163).

                  (b) Power of Attorney for Trustees dated June 20, 2001 is incorporated herein by reference to Exhibit (16)(b) of the registration statement on Form N-14, SEC File No. 333-63652, filed on June 22, 2001 (accession number
                  0000898432-01-500163).

        (17)      Not Applicable.